UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6083

Name of Registrant: Vanguard Ohio Tax- Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
Ohio (98.5%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.110%	3/7/12 LOC	1,400	1,400
Akron OH GO	5.250%	12/1/12 (Prere.)	1,215	1,261
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.100%	3/1/12 LOC	2,600	2,600
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.130%	3/1/12 LOC	800	800
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.280%	3/7/12 (12)	9,315	9,315
Avon OH BAN	1.000%	7/3/12	5,500	5,511
Avon OH BAN	1.000%	7/19/12	3,280	3,287
Avon OH Local School District BAN	1.000%	12/13/12	1,675	1,681
Butler County OH BAN	0.500%	8/2/12	5,000	5,000
Butler County OH GO	4.750%	12/1/12 (Prere.)	4,000	4,177
Central OH Solid Waste Authority BAN	1.000%	6/13/12	2,500	2,503
Cincinnati OH City School District GO	5.000%	12/1/12	1,200	1,242
1 Cincinnati OH City School District GO TOB
VRDO	0.160%	3/7/12	12,315	12,315
1 Cincinnati OH City School District GO TOB
VRDO	0.170%	3/7/12	5,000	5,000
Cleveland OH Water BAN	1.000%	7/26/12	4,000	4,008
1 Cleveland OH Water Works Revenue TOB
VRDO	0.160%	3/7/12	9,950	9,950
1 Cleveland OH Water Works Revenue TOB
VRDO	0.220%	3/7/12	8,320	8,320
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.160%	3/7/12 LOC	2,500	2,500
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.150%	3/7/12	3,500	3,500
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.160%	3/7/12	5,810	5,810
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.160%	3/7/12	6,015	6,015
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Housing Corp.
Project) VRDO	0.170%	3/7/12 LOC	2,750	2,750
Columbus OH City School District BAN	1.000%	11/30/12	1,325	1,331
Columbus OH GO	5.000%	11/15/12 (Prere.)	1,300	1,343
1 Columbus OH GO TOB VRDO	0.160%	3/7/12	4,360	4,360
Columbus OH GO VRDO	0.130%	3/7/12	4,450	4,450
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	3/7/12 LOC	5,440	5,440

Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	3/7/12 LOC	3,100	3,100
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	3/7/12 LOC	12,665	12,665
1 Columbus OH Sewer Revenue TOB VRDO	0.150%	3/7/12	4,965	4,965
Columbus OH Sewer Revenue VRDO	0.130%	3/7/12	5,065	5,065
Columbus Ohio TAN	2.000%	11/29/12	5,000	5,065
Cuyahoga County OH Economic Development
Revenue (Cleveland Hearing & Speech)
VRDO	0.160%	3/7/12 LOC	4,795	4,795
Cuyahoga County OH Housing Revenue VRDO	0.140%	3/7/12 LOC	6,935	6,935
Cuyahoga Falls OH BAN	1.000%	12/6/12	2,000	2,007
Deerfield Township OH BAN	1.250%	11/1/12	2,000	2,007
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.140%	3/7/12 LOC	15,110	15,110
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.170%	3/7/12	8,740	8,740
Franklin County OH Hospital Revenue (Holy
Cross Health System) VRDO	0.120%	3/7/12	7,400	7,400
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.150%	3/7/12	6,900	6,900
Green OH BAN	1.000%	6/29/12	5,000	5,007
Hamilton County OH Health Care Facilities
Revenue (The Children's Home of Cincinnati)
VRDO	0.170%	3/7/12 LOC	3,360	3,360
Hamilton County OH Healthcare Revenue (Life
Enriching Communities) VRDO	0.170%	3/7/12 LOC	2,650	2,650
Hamilton County OH Sewer System Revenue	5.000%	12/1/12	1,800	1,865
Hamilton OH BAN	1.250%	10/4/12	2,400	2,409
Kent OH BAN	1.000%	10/10/12	1,725	1,729
Lake County OH BAN	1.500%	6/28/12	2,000	2,004
1 Lakewood OH City School District GO TOB
VRDO	0.180%	3/7/12 (4)	3,825	3,825
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.160%	3/7/12	25,825	25,825
Lorain County OH BAN	1.500%	3/16/12	3,800	3,801
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.170%	3/7/12 (4)	10,200	10,200
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.220%	3/7/12 (4)	10,000	10,000
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.220%	3/7/12 (4)	3,000	3,000
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.160%	3/7/12 LOC	1,750	1,750
Lucas County OH BAN	1.000%	7/19/12	2,500	2,504
Mason OH City School District BAN	2.000%	1/31/13	3,000	3,045
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.260%	3/7/12	3,365	3,365
Miamisburg OH City School District BAN	1.500%	7/19/12	3,000	3,011
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.170%	3/7/12	3,300	3,300
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.180%	3/7/12	6,970	6,970

1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.180%	3/7/12	3,990	3,990
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.260%	3/7/12	2,735	2,735
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.120%	3/7/12	12,000	12,000
1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.160%	3/7/12	7,500	7,500
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.220%	3/7/12 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
VRDO	0.140%	3/7/12 LOC	6,500	6,500
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.100%	3/7/12 LOC	5,000	5,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.130%	3/7/12 LOC	13,650	13,650
Ohio Common Schools GO VRDO	0.110%	3/7/12	1,720	1,720
Ohio Development Assistance & Revitalization
Project BAN	0.350%	6/1/12	5,000	5,001
Ohio Development Assistance & Revitalization
Project BAN	0.350%	6/1/12	10,000	10,000
Ohio GO	4.700%	4/1/12 (Prere.)	2,220	2,228
Ohio GO	5.000%	6/15/12 (ETM)	3,000	3,042
Ohio Higher Education Capital Facilities
Revenue	5.000%	8/1/12	4,000	4,079
1 Ohio Higher Education GO TOB VRDO	0.150%	3/7/12	11,320	11,320
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.160%	5/1/12	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.100%	3/1/12 LOC	6,000	6,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.160%	3/1/12 LOC	6,250	6,250
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	4.000%	1/1/13	2,000	2,061
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.160%	3/7/12	2,200	2,200
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.090%	3/1/12	1,400	1,400
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.170%	3/7/12 LOC	2,985	2,985
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.120%	3/7/12	1,800	1,800
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project) TOB
VRDO	0.150%	3/7/12 LOC	4,440	4,440
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.130%	3/1/12	2,425	2,425

1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.130%	3/1/12	11,235	11,235
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.160%	3/7/12	4,845	4,845
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.160%	3/7/12	4,995	4,995
1 Ohio Hospital Revenue (University Hospitals
Health System Inc.) TOB VRDO	0.260%	3/7/12 (13)	5,000	5,000
1 Ohio Housing Finance Agency Residential
Mortgage Revenue TOB VRDO	0.190%	3/7/12	1,765	1,765
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.120%	3/7/12	9,040	9,040
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.140%	3/7/12	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.140%	3/7/12	13,000	13,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.140%	3/7/12	5,300	5,300
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.150%	3/7/12	11,530	11,530
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.150%	3/7/12	13,000	13,000
Ohio Mental Health Capital Facilities Revenue	5.000%	8/1/12	2,570	2,619
Ohio State University General Receipts
Revenue CP	0.170%	5/1/12	8,200	8,200
Ohio State University General Receipts
Revenue CP	0.170%	5/4/12	11,045	11,045
Ohio State University General Receipts
Revenue CP	0.110%	7/9/12	6,000	6,000
Ohio State University General Receipts
Revenue VRDO	0.120%	3/7/12	2,810	2,810
1 Ohio Turnpike Commission Turnpike Revenue
TOB VRDO	0.140%	3/7/12	15,520	15,520
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.150%	3/1/12 LOC	18,550	18,550
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/12 (Prere.)	2,000	2,024
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/12 (Prere.)	5,535	5,605
1 Olentangy OH School District GO TOB VRDO	0.150%	3/7/12 LOC	4,850	4,850
Pickerington OH BAN	1.250%	1/30/13	2,600	2,621
South Euclid OH BAN	1.250%	9/26/12	2,500	2,511
Strongsville OH BAN	1.250%	10/25/12	2,530	2,545
Toledo-Lucas County OH Port Authority Airport
Development Revenue (FlightSafety
International Inc.)VRDO	0.150%	3/7/12	10,650	10,650
University of Cincinnati OH BAN	2.000%	12/13/12	6,900	6,991
University of Cincinnati Ohio General Receipts
BAN	2.000%	5/11/12	4,000	4,012
Upper Arlington OH City School District TAN	1.000%	6/21/12	722	723
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.170%	3/7/12 LOC	3,430	3,430
Warren OH Health Care Facilities Improvement
Revenue (Otterbein Homes Project) VRDO	0.170%	3/7/12 LOC	5,240	5,240
				637,545

Puerto Rico (0.8%)
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.260%	3/7/12	5,250	5,250

Total Tax-Exempt Municipal Bonds (Cost $642,795)				642,795
Total Investments (99.3%) (Cost $642,795)				642,795
Other Assets and Liabilities-Net (0.7%)				4,239
Net Assets (100%)				647,034

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $205,015,000, representing 31.7% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.

Ohio Tax-Exempt Money Market Fund

(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
Ohio (98.2%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.110%	3/7/12 LOC	1,700	1,700
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27 (14)	6,300	6,509
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,000	4,452
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	9,625	10,034
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.100%	3/1/12 LOC	6,630	6,630
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.130%	3/1/12 LOC	600	600
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.140%	3/1/12 LOC	6,000	6,000
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	3,000	3,133
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,536
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,366
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	17,375	18,449
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/39 (12)	4,500	5,082
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,072
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,072
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	2,750	2,104
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,760	4,278
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	2,500	2,038
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,655	1,734
Butler County OH GO	5.250%	12/1/12 (Prere.)	1,570	1,645
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	5,000	5,043
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,250	1,467
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	2,500	2,667
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	2,500	2,628
Butler County OH Waterworks Revenue	5.250%	12/1/21 (2)	4,000	4,499

Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,420	3,912
Canal Winchester OH Local School District GO	5.000%	6/1/15 (Prere.)	3,030	3,466
Cincinnati OH City School District COP	5.000%	12/15/23 (4)	1,620	1,881
Cincinnati OH City School District COP	5.000%	12/15/32 (4)	2,000	2,246
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,513
Cincinnati OH City School District GO	5.250%	12/1/28 (14)	4,000	5,172
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	3,705	4,751
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,814
Cincinnati OH Economic Development Revenue
(Baldwin 300 Project)	4.875%	11/1/38	7,870	8,279
Cincinnati OH GO	5.000%	12/1/24	1,090	1,286
Cincinnati OH GO	5.000%	12/1/26	2,605	3,040
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,857
Cincinnati OH Water System Revenue	5.000%	12/1/36	3,025	3,432
Cleveland OH GO	5.000%	10/1/21 (2)	2,920	3,264
Cleveland OH GO	5.500%	10/1/22 (2)	3,870	4,776
Cleveland OH Income Tax Revenue	5.000%	10/1/29 (12)	7,180	7,869
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,365
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	2,380
Cleveland OH State University Revenue	5.250%	6/1/19 (14)	2,825	3,031
Cleveland OH State University Revenue	5.000%	6/1/30 (14)	3,000	3,226
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	9,635	12,036
1 Cleveland OH Water Works Revenue TOB
VRDO	0.220%	3/7/12	4,155	4,155
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.160%	3/7/12 LOC	2,975	2,975
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/18	6,000	7,276
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	7,337
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.160%	3/7/12	1,100	1,100
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,265
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/22	1,545	1,818
Columbus OH GO	5.000%	7/1/16	2,500	2,967
Columbus OH GO	5.000%	9/1/16	4,225	5,042
Columbus OH GO	5.000%	6/1/19	8,000	9,993
Columbus OH GO	5.000%	7/1/27	2,000	2,417
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.170%	3/7/12 LOC	3,240	3,240
Columbus OH Sewer Revenue	5.000%	6/1/28	4,005	4,493
Columbus OH Sewer Revenue VRDO	0.130%	3/7/12	900	900
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	8,535
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,660
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group)	6.000%	7/1/13 (Prere.)	5,100	5,488
Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group)	6.000%	7/1/13 (Prere.)	4,900	5,273

Cuyahoga County OH Revenue (Cleveland
Clinic Health System Obligated Group) VRDO	0.100%	3/1/12	8,405	8,405
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	9,080	9,104
Fairfield County OH Hospital Facilities Revenue
(Lancaster-Fairfield Community Hospital)	5.375%	6/15/15 (14)	3,000	3,206
Franklin County OH GO	5.000%	12/1/31	6,885	7,739
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,750	2,967
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	3,897
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.130%	3/7/12 LOC	560	560
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,612
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,601
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/19	4,035	4,415
Franklin County OH Revenue (Trinity Health
Credit Group)	5.000%	6/1/21	4,465	4,826
Gallia County OH Hospital Facilities Revenue
(Holzer Medical Center Project)	5.125%	10/1/13 (2)	1,365	1,368
Gallia County OH Local School District GO	5.000%	12/1/30 (4)	5,000	5,290
Gallia County OH Local School District GO	5.000%	12/1/33 (4)	3,500	3,670
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,655
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,653
Greene County OH Sewer System Revenue	5.000%	12/1/23 (4)	4,695	5,097
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/20 (14)	1,185	1,290
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/21 (14)	1,245	1,355
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/23 (14)	1,380	1,512
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	12/1/24 (14)	185	202
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of
Cincinnati Lessee Project)	5.250%	6/1/28 (14)	7,290	7,868
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/19 (14)	2,865	2,997
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital)	5.500%	5/15/20 (14)	3,020	3,146
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,473
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	10,424
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,434
Hamilton County OH Sewer System Revenue	5.000%	12/1/31 (14)	5,300	5,747
Hamilton OH City School District GO	5.000%	12/1/28 (4)	5,000	5,397
Hamilton OH City School District GO	5.000%	12/1/34 (4)	2,250	2,381

Hilliard OH School District GO	5.000%	12/1/27 (14)	2,895	3,223
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,096
Kent State University OH Revenue VRDO	0.160%	3/7/12 LOC	2,300	2,300
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	4,907
Lorain County OH GO	5.500%	12/1/12 (Prere.)	1,500	1,560
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,763
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.400%	10/1/21	4,000	4,051
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,228
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.220%	3/7/12 (4)	4,995	4,995
Lucas County OH GO	5.000%	10/1/40	1,500	1,604
Lucas County OH Hospital Revenue	5.000%	11/15/38	5,000	5,234
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,298
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	2,000	2,320
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,611
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,430
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,000	2,337
Mad River OH Local School District GO	5.750%	12/1/12 (Prere.)	1,195	1,245
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,095	2,418
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,035	2,348
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	2,140	2,469
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	2,720	2,859
Mason OH City School District School
Improvement GO	5.000%	12/1/35	1,000	1,082
Medina OH School District COP	5.250%	12/1/37 (12)	7,210	7,791
Miami University of Ohio General Receipts
Revenue	5.250%	12/1/13 (Prere.)	2,000	2,172
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,309
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,243
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,328
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,056
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,931
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	7,630	7,857
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/39	5,000	5,267
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	10/1/41 (4)	5,000	5,220

1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.260%	3/7/12	1,000	1,000
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.120%	3/7/12	900	900
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.130%	3/7/12	1,400	1,400
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,224
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.100%	3/1/12	2,500	2,500
New Albany Plain OH Local School District GO	5.500%	6/1/12 (Prere.)	500	507
New Albany Plain OH Local School District GO	5.500%	12/1/17 (3)	675	683
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	7,000	8,017
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	6,000	6,825
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,231
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,000	3,120
Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project)	5.700%	8/1/20	6,000	6,871
1 Ohio Air Quality Development Authority
Revenue (FirstEnergy Generation Corp.
Project) TOB VRDO	0.170%	3/7/12	4,995	4,995
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	7,000	7,184
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	2,125
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,317
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,255
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,547
Ohio Common Schools GO	5.000%	6/15/24	8,000	8,717
Ohio Common Schools GO VRDO	0.110%	3/7/12	2,400	2,400
Ohio Conservation Projects GO	5.000%	9/1/19	3,880	4,810
Ohio GO	5.000%	9/15/14	10,000	11,169
Ohio GO	5.500%	11/1/14	4,185	4,745
Ohio GO	5.000%	9/15/15	3,695	4,267
Ohio GO	5.000%	9/15/17	3,435	4,195
Ohio GO	5.000%	9/15/18	7,000	8,618
Ohio GO	5.000%	9/15/19	5,000	6,219
Ohio GO	5.500%	9/15/19	4,150	5,296
Ohio GO	5.000%	8/1/20	2,870	3,575
Ohio GO	5.000%	9/15/22	5,000	6,284
Ohio GO	5.000%	8/1/24	2,000	2,549
2 Ohio GO	5.000%	4/1/30	1,770	2,017
2 Ohio GO	5.000%	4/1/31	1,230	1,393
Ohio GO VRDO	0.100%	3/7/12	3,460	3,460
Ohio GO VRDO	0.100%	3/7/12	1,485	1,485

Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,538
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/27 (2)	2,115	2,230
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.100%	3/1/12 LOC	1,400	1,400
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,461
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,486
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,573
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.090%	3/1/12	2,965	2,965
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,815	2,025
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,000	1,087
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/41	4,500	4,674
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/44	3,500	3,715
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/33	5,000	5,260
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,135	2,455
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,115
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,252
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	5/1/28	5,000	5,702
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,153
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,735
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,500	1,619
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,500	6,937
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,500	7,098
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.130%	3/1/12	5,260	5,260
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	6.750%	1/15/39	5,000	5,321
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	14,800	15,150
Ohio Hospital Revenue (University Hospitals
Health System Inc.) PUT	3.750%	1/15/13	2,500	2,572

Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	1,360	1,426
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	4,070	4,279
Ohio Housing Finance Agency Single Family
Mortgage Revenue	4.000%	11/1/25	900	935
Ohio Infrastructure Improvement GO	5.000%	8/1/16	9,570	11,373
Ohio Infrastructure Improvement GO VRDO	0.100%	3/7/12	4,700	4,700
Ohio State University General Receipts
Revenue	5.250%	6/1/13 (Prere.)	2,455	2,607
Ohio State University General Receipts
Revenue	5.000%	12/1/16	5,365	6,420
Ohio State University General Receipts
Revenue	5.000%	12/1/17	5,000	6,107
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,600	1,956
Ohio State University General Receipts
Revenue	5.250%	6/1/23	545	575
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,500	2,951
Ohio State University General Receipts
Revenue VRDO	0.120%	3/7/12	7,585	7,585
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/24 (14)	5,000	6,357
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,452
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,000	2,538
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	6/1/16	3,000	3,425
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/19	2,115	2,667
Ohio Water Development Authority Fresh Water
Revenue	5.500%	6/1/23	1,225	1,623
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/23	1,115	1,486
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.150%	3/1/12 LOC	2,800	2,800
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,940	2,137
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	520	574
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	3,850	4,753
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	2,117
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/20	3,180	4,069
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/21	5,135	6,734
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,985
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/23	2,155	2,896
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/29	5,000	5,811
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	1,000	1,156
Olentangy OH Local School District GO	5.500%	6/1/12 (Prere.)	1,200	1,216

Olentangy OH Local School District GO	5.500%	12/1/16 (4)	30	30
Olentangy OH Local School District GO	5.000%	12/1/30 (4)	3,765	4,089
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.250%	6/1/14 (Prere.)	1,400	1,554
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	2,750	3,068
Richland County OH GO	5.400%	12/1/15 (2)	1,120	1,125
Rocky River OH City School District GO	5.375%	12/1/17	1,930	2,192
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	9,300	10,009
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	6,500	6,941
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,908
Sugarcreek OH Local School District GO	5.250%	12/1/13 (Prere.)	1,215	1,321
Tallmadge OH City School District GO	5.000%	12/1/28 (4)	3,030	3,199
Teays Valley OH Local School District GO	5.000%	12/1/27 (14)	3,040	3,295
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,416
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,280
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	1,255	1,446
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	2,148
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,938
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,230
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	2,000	2,149
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,216
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,212
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	587
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	581
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,470
2 University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,173
2 University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,164
2 University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,156
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,297
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,097
Woodridge OH School District GO	6.800%	12/1/14 (2)	960	1,031
Wright State University Ohio General Revenue	5.000%	5/1/26	1,000	1,124
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,286
				925,236
Puerto Rico (1.5%)
Puerto Rico GO	5.500%	7/1/20 (14)	1,600	1,817
Puerto Rico GO	5.500%	7/1/29	1,500	1,704
Puerto Rico GO	5.000%	7/1/34	740	748
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/14 (Prere.)	3,400	3,796

Puerto Rico Municipal Finance Agency GO	5.250%	8/1/20 (4)	2,500	2,528
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	305	439
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	2,500	2,940
				13,972
Virgin Islands (0.2%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/17	2,000	2,130

Total Tax-Exempt Municipal Bonds (Cost $880,011)				941,338
Total Investments (99.9%) (Cost $880,011)				941,338
Other Assets and Liabilities-Net (0.1%)				1,306
Net Assets (100%)				942,644

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $20,405,000, representing 2.2% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2012.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).

Ohio Long-Term Tax-Exempt Fund

(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued based on Level 2 inputs.

C. At February 29, 2012, the cost of investment securities for tax purposes was $882,050,000. Net unrealized appreciation of investment securities for tax purposes was $59,288,000, consisting of unrealized gains of $59,538,000 on securities that had risen in value since their purchase and $250,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX- FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD OHIO TAX- FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.